INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 29,013,834	$ 139,694	$ (3,325)	$ 614,383	$ 750,752
Issuance of shares upon exercise of options		0	0	0	0
Issuance of shares upon exercise of options, shares	38,076
Issuance of shares upon vesting of RSU		0	0	0	0
Issuance of shares upon vesting of RSU, shares	38,796
Share based compensation		12,666	0	0	12,666
Other comprehensive loss		0	(2,809)		(2,809)
Net income		0	0	82,002	82,002
Balance at Jun. 30, 2024	$ 29,090,706	152,360	(6,134)	696,385	842,611
Balance at Dec. 31, 2024	$ 29,278,401	134,951	(5,301)	798,145	$ 927,795
Balance, shares at Dec. 31, 2024					29,278,401
Issuance of shares upon exercise of options		0	0	0	$ 0
Issuance of shares upon exercise of options, shares	9,161				9,161
Issuance of shares upon vesting of RSU		0	0	0	$ 0
Issuance of shares upon vesting of RSU, shares	39,154
Issuance of shares upon conversion of convertible senior notes		31,165	0	0	31,165
Issuance of shares upon conversion of convertible senior notes (Shares)	418,777
Share based compensation		12,633	0	0	12,633
Shares repurchase at cost		(20,002)	0	0	(20,002)
Shares repurchase at cost, shares	(93,029)
Other comprehensive loss		0	11,705	0	11,705
Net income		0	0	133,114	133,114
Balance at Jun. 30, 2025	$ 29,652,464	$ 158,747	$ 6,404	$ 931,259	$ 1,096,410
Balance, shares at Jun. 30, 2025					29,652,464